Shareholder Report, Holdings (Details)	Aug. 31, 2024
Columbia Ultra Short Duration Municipal Bond Fund - Class A [Member] | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Columbia Ultra Short Duration Municipal Bond Fund - Class A [Member] | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Columbia Ultra Short Duration Municipal Bond Fund - Class A [Member] | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Columbia Ultra Short Duration Municipal Bond Fund - Class A [Member] | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Ultra Short Duration Municipal Bond Fund - Class A [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Ultra Short Duration Municipal Bond Fund - Class A [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Columbia Ultra Short Duration Municipal Bond Fund - Class A [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Ultra Short Duration Municipal Bond Fund - Class A [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Ultra Short Duration Municipal Bond Fund - Class A [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Ultra Short Duration Municipal Bond Fund - Class A [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Ultra Short Duration Municipal Bond Fund - Class A [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Ultra Short Duration Municipal Bond Fund - Class A [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Ultra Short Duration Municipal Bond Fund - Class A [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Ultra Short Duration Municipal Bond Fund - Class A [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Ultra Short Duration Municipal Bond Fund - Class A [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Ultra Short Duration Municipal Bond Fund - Class A [Member] | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.90%
Columbia Ultra Short Duration Municipal Bond Fund - Class A [Member] | Municipal Short Term [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Ultra Short Duration Municipal Bond Fund - Class A [Member] | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Ultra Short Duration Municipal Bond Fund - Class A [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Ultra Short Duration Municipal Bond Fund - Advisor Class [Member] | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Columbia Ultra Short Duration Municipal Bond Fund - Advisor Class [Member] | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Columbia Ultra Short Duration Municipal Bond Fund - Advisor Class [Member] | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Columbia Ultra Short Duration Municipal Bond Fund - Advisor Class [Member] | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Ultra Short Duration Municipal Bond Fund - Advisor Class [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Ultra Short Duration Municipal Bond Fund - Advisor Class [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Columbia Ultra Short Duration Municipal Bond Fund - Advisor Class [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Ultra Short Duration Municipal Bond Fund - Advisor Class [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Ultra Short Duration Municipal Bond Fund - Advisor Class [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Ultra Short Duration Municipal Bond Fund - Advisor Class [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Ultra Short Duration Municipal Bond Fund - Advisor Class [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Ultra Short Duration Municipal Bond Fund - Advisor Class [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Ultra Short Duration Municipal Bond Fund - Advisor Class [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Ultra Short Duration Municipal Bond Fund - Advisor Class [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Ultra Short Duration Municipal Bond Fund - Advisor Class [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Ultra Short Duration Municipal Bond Fund - Advisor Class [Member] | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.90%
Columbia Ultra Short Duration Municipal Bond Fund - Advisor Class [Member] | Municipal Short Term [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Ultra Short Duration Municipal Bond Fund - Advisor Class [Member] | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Ultra Short Duration Municipal Bond Fund - Advisor Class [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class [Member] | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class [Member] | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class [Member] | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class [Member] | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class [Member] | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.90%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class [Member] | Municipal Short Term [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class [Member] | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%